ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 164,813	$ 195,366
Total liabilities	160,937	131,487
Revenues	503,568	446,103	$ 398,151
Net loss	(56,582)	13,129	13,317
Net cash provided by / (used in) operating activities	35,826	(1,771)	29,314
Net cash (used in) / provided by investing activities	2,051	(1,743)	(1,836)
Net cash provided by financing activities	(43)	(1,320)	(3,686)
Consolidated VIEs
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	126	9,294
Total liabilities		779
Revenues		790	6,827
Net loss	(424)	(295)	(187)
Net cash provided by / (used in) operating activities	(8,673)	3,758	632
Net cash (used in) / provided by investing activities	2,778	381	$ 826
Consolidated VIEs | Pledge or collateralization
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 0	$ 0